Consolidated Statements of Changes In Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Stockholders' Equity (Deficit) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2018	$ 670,900	$ 112,000	$ (577,600)	$ 205,300	$ (789,400)	$ (584,100)
Balance, shares at Dec. 31, 2018	3,513,517
Distributions			(116,800)	(116,800)	(232,600)	(349,400)
Stock Compensation Expense		5,500		5,500		5,500
Issuance of Warrants		1,600		1,600		1,600
Transfer of land to Owner			(495,500)	(495,500)		(495,500)
Net Income (Loss)			235,600	235,600	(38,600)	197,000
Balance at Dec. 31, 2019	$ 670,900	119,100	(954,300)	(164,300)	(1,060,600)	(1,224,900)
Balance, shares at Dec. 31, 2019	3,513,517
Net proceeds issuance of stock	$ 10,789,000			10,789,000		10,789,000
Net proceeds issuance of stock, shares	2,031,705
Conversion of Olympic View debt to stock	$ 497,000			497,000		497,000
Conversion of Olympic View debt to stock, shares	82,826
Stock Compensation Expense		115,700		115,700		115,700
Stock Compensation Expense, shares	8,500
Net Income (Loss)			(3,532,800)	(3,532,800)	(229,300)	(3,762,100)
Balance at Dec. 31, 2020	$ 11,956,900	$ 234,800	$ (4,487,100)	$ 7,704,600	$ (1,289,900)	$ 6,414,700
Balance, shares at Dec. 31, 2020	5,636,548